Other Operating Expenses	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Operating Expenses
19.	OTHER OPERATING EXPENSES

	Year ended December 31,
	2013	2012

Operating segment administration	$170,752	$32,438
Operational readiness	20,076	87,178
Selling expenses	14,117	-
Care and maintenance costs	12,278	-
Other	16,024	21,418

	$233,247	$141,034